Schedule of Timing of Revenue Recognition (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 10,385,661	$ 13,847,548	$ 21,810,317	$ 16,824,168
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,012	1,350	4,701	57,618
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 10,384,649	$ 13,846,198	$ 21,805,616	$ 16,766,550